Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pioneer Series Trust III
Prospectus Date	rr_ProspectusDate	Dec. 31, 2016
Document Creation Date	dei_DocumentCreationDate	Dec. 23, 2016